Statements of Loss and Comprehensive Loss - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Expenses
Corporate development and investor relations	$ 1,151,797	$ 1,306,045
Depreciation	880,396	582,930
Exploration and evaluation expenditures	71,420,546	42,271,457
Office and sundry	1,213,903	469,476
Professional fees	1,629,038	955,337
Salaries and consulting	2,893,203	3,100,723
Share-based compensation	8,489,387	7,612,214
Transfer agent and regulatory fees	644,252	260,159
Travel	394,371	103,871
Loss from operating activities	(88,716,893)	(56,662,212)
Settlement of flow-through share premium	17,165,846	6,617,730
Foreign exchange (loss) gain	(43,054)	2,453
Gain on sale of exploration and evaluation assets	12,161	499,415
Gain on lease derecognition	2,027
Impairment of exploration and evaluation assets		(28,604)
Interest expense	(15,988)	(7,493)
Interest income	1,220,279	122,714
Net realized (losses) gains on disposal of investments	(4,675,084)	192,114
Net change in unrealized losses on investments	(14,938,953)	(1,376,192)
Loss and comprehensive loss for the year	$ (89,989,659)	$ (50,640,075)
Loss per share - basic	$ (0.54)	$ (0.33)
Loss per share - diluted	$ (0.54)	$ (0.33)
Weighted average number of common shares outstanding - basic	166,858,136	154,949,075
Weighted average number of common shares outstanding - diluted	166,858,136	154,949,075